CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (7,570)	¥ (52,705)	¥ (25,813)	¥ (371,166)
Depreciation of property and equipment	4,114	28,642	12,017	9,145
Amortization of intangible assets and land use right	111	770	791	2,371
Noncash lease expense	5,350	37,247
Allowance for doubtful accounts	1,214	8,449	1,050	17,514
Impairment of long-lived assets				21,757
Impairment of long-term investments		0	0	3,690
Loss/(gain) from disposal of property and equipment	(5,389)	(37,520)	1,509	(559)
Gain from disposal of long-term investment	(7)	(50)
Gain from disposal of subsidiaries	(2,626)	(18,285)
Deferred tax expense				30,220
Interest expense adjustment	580	4,037	4,718	4,289
Foreign exchange /loss (gain)	(208)	(1,448)	(4,200)	11,018
Share-based compensation	272	1,891	4,157	10,936
Amortization of other non-current asset	2,850	19,838	15,217
Amortization of deferred government grant	(200)	(1,394)	(3,535)	(4,627)
Changes in operating assets and liabilities:
Accounts receivable	15,045	104,739	(50,498)	14,025
Prepaid expense and other current assets	4,586	31,931	(13,223)	(26,547)
Long term deposits and other non-current assets	298	2,075	14,413	58,274
Accounts payable	(8,755)	(60,951)	(28,661)	60,938
Accrued employee benefits	157	1,091	(7,671)	(2,046)
Accrued expenses and other payables	4,005	27,882	31,331	61,443
Income tax payable	2,220	15,459	6,688	286
Amounts due from a related party	(9)	(65)
Amounts due to related parties	(6)	(42)	51
Operating lease liabilities	(380)	(2,647)
Net cash (used in)/provided by operating activities	15,652	108,944	(41,659)	(99,039)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(825)	(5,742)	(39)	(15,236)
Cash paid for long term investment				(362)
Cash receipts from sales of short-term investments	10	72
Cash paid for cloud infrastructure construction in progress	(7,771)	(54,097)	(161,072)	(73,697)
Repayment of consideration refund with interest	(2,088)	(14,536)
Proceeds from disposal of property and equipment	5,548	38,625	300
Net cash used in investing activities	(5,126)	(35,678)	(160,811)	(89,295)
Cash flows from financing activities:
Proceeds from bank borrowings			203,450	411,745
Payment of borrowing cost	(269)	(1,873)	(7,599)	(4,900)
Repayment of bank borrowings	(10,608)	(73,850)	(72,771)	(183,151)
Proceeds from employee for exercise of share options	3	20
Payments of finance lease obligations	(3,727)	(25,950)	(46,484)	(74,687)
Proceeds from sales and lease back	2,945	20,500	64,000
Proceeds from sales of ordinary shares from treasury stock	388	2,701
Net cash (used in) / provided by financing activities	(11,268)	(78,452)	140,596	149,007
Net decrease in cash and cash equivalents and restricted cash	(742)	(5,186)	(61,874)	(39,327)
Cash and cash equivalents and restricted cash at beginning of the year	6,692	46,589	106,709	156,620
Effect of foreign exchange rate changes on cash	(40)	(259)	1,754	(10,584)
Cash, cash equivalents and restricted cash at end of the year	5,910	41,144	46,589	106,709
Supplemental disclosures of cash flow information:
Interest paid	(5,506)	(38,339)		(16,416)
Interest received	26	181	354	1,430
Income tax paid	(65)	(453)
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables	(50,675)	(352,786)	(393,287)	(257,375)
Acquisition of property and equipment through finance leases				¥ 65,824
Share settlement of individual income tax on exercise of options			¥ 18,035
Obtaining right-of-use assets in exchange for lease liabilities	$ 234,951	¥ 166,745